Subsequent Events		7 Months Ended
	Aug. 24, 2017	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

7. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

7. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.